Note 1 - Basis Of Presentation (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2008	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Apr. 30, 2012	Mar. 09, 2011	Jun. 30, 2008
Number of Operating Segments		5	4	3
Equity Method Investment, Ownership Percentage				99.90%	100.00%	99.00%
Common Stock, Shares, Issued (in Shares)			22,754,205	22,059,803	407,332		2,250,000
Sale of Stock, Percentage of Ownership before Transaction	86.00%
Owners of Juhl Energy Services, Inc. and Juhl Energy Development, Inc. [Member]
Common Stock, Shares, Issued (in Shares)	15,250,000
Winona County Wind Farm [Member]
Equity Method Investment, Ownership Percentage				100.00%
Winona County Wind Farm [Member]
Equity Method Investment, Ownership Percentage				100.00%
Valley View Wind Farm [Member]
Equity Method Investment, Ownership Percentage				32.60%
Noncontrolling Interest, Ownership Percentage by Parent				32.60%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				67.40%
Voting Trust Arrangement [Member]
Equity Method Investment, Ownership Percentage				13.90%